UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  February 8, 2001

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 142

Form 13F Information Table Value Total: 1294622

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----
---- --------
AMB Property Corp.             COM              00163T109    49350 1911880.000SH     SOLE              1721580.000
190300.000
                                                               379 14700.000SH       DEFINED 01          14700.000
Alexandria Real Estate Equitie COM              015271109    24577 660905.000SH      SOLE               588655.000
72250.000
                                                               130 3500.000 SH       DEFINED 01           3500.000
Archstone Communities Trust    COM              039581103      343 13310.000SH       DEFINED 01          13310.000
Arden Realty Trust             COM              039793104    67101 2670700.000SH     SOLE              2407150.000
263550.000
                                                              5226 208010.000SH      DEFINED 01          14510.000
193500.000
AvalonBay Communities, Inc.    COM              053484101    95260 1900454.000SH     SOLE              1718354.000
182100.000
                                                               824 16440.000SH       DEFINED 01          16440.000
Boston Properties, Inc.        COM              101121101    50569 1162510.000SH     SOLE              1048310.000
114200.000
                                                               561 12900.000SH       DEFINED 01          12900.000
Brandywine Realty Trust        COM              105368203    22081 1067360.000SH     SOLE               914410.000
152950.000
                                                               133 6420.000 SH       DEFINED 01           6420.000
Camden Property Trust          COM              133131102    45998 1373066.000SH     SOLE              1226516.000
146550.000
                                                               175 5220.000 SH       DEFINED 01           5220.000
Catellus Development Corporati COM              149111106    23189 1325090.000SH     SOLE              1177590.000
147500.000
CenterPoint Properties Corp.   COM              151895109     3177 67240.000SH       SOLE                57540.000
9700.000
                                                               206 4360.000 SH       DEFINED 01           4360.000
Developers Diversified Realty  COM              251591103    11907 894430.000SH      SOLE               779830.000
114600.000
                                                                80 6030.000 SH       DEFINED 01           6030.000
Duke-Weeks Realty Corporation  COM              264411505      282 11460.000SH       DEFINED 01          11460.000
Equity Office Properties Trust COM              294741103    90329 2768711.000SH     SOLE              2426315.000
342396.000
                                                              1210 37100.000SH       DEFINED 01          37100.000
Equity Residential Properties  COM              29476L107    64789 1171323.000SH     SOLE              1027823.000
143500.000
                                                               853 15430.000SH       DEFINED 01          15430.000
Essex Property Trust, Inc.     COM              297178105    29394 536880.000SH      SOLE               476780.000
60100.000
                                                               192 3510.000 SH       DEFINED 01           3510.000
Federal Realty Investment Trus COM              313747206    16224 853895.000SH      SOLE               767395.000
86500.000
                                                                87 4580.000 SH       DEFINED 01           4580.000
Gables Residential Trust       COM              362418105    18025 643750.000SH      SOLE               562200.000
81550.000
                                                               155 5520.000 SH       DEFINED 01           5520.000
General Growth Properties      COM              370021107    27667 764550.000SH      SOLE               679150.000
85400.000
                                                               294 8120.000 SH       DEFINED 01           8120.000
Highwoods Properties, Inc.     COM              431284108    20936 841660.000SH      SOLE               740260.000
101400.000
                                                              4201 168870.000SH      DEFINED 01           8870.000
160000.000
Home Properties of New York, I COM              437306103    10654 381360.000SH      SOLE               328910.000
52450.000
                                                               118 4230.000 SH       DEFINED 01           4230.000
Host Marriott Corporation      COM              44107P104    22862 1767135.000SH     SOLE              1548535.000
218600.000
Liberty Property Trust         COM              531172104    43563 1525170.000SH     SOLE              1395370.000
129800.000
                                                               256 8970.000 SH       DEFINED 01           8970.000
Macerich Company               COM              554382101    37129 1935080.000SH     SOLE              1757280.000
177800.000
                                                               149 7770.000 SH       DEFINED 01           7770.000
Mack-Cali Realty Corporation   COM              554489104    42308 1481240.000SH     SOLE              1321340.000
159900.000
                                                              7556 264544.000SH      DEFINED 02 01        7420.000
257124.000
Post Properties, Inc.          COM              737464107    48882 1301360.000SH     SOLE              1182960.000
118400.000
                                                               242 6450.000 SH       DEFINED 01           6450.000
Prentiss Property Trust        COM              740706106    30991 1150483.000SH     SOLE              1079383.000
71100.000
                                                               239 8870.000 SH       DEFINED 01           8870.000
ProLogis Industrial Trust      COM              743410102      268 12030.000SH       DEFINED 01          12030.000
Reckson Associates Class B     COM              75621K304     1831 67340.000SH       SOLE                67340.000
Reckson Associates Realty      COM              75621K106    19519 778810.000SH      SOLE               677410.000
101400.000
                                                               125 5000.000 SH       DEFINED 01           5000.000
SL Green Realty Corp           COM              78440X101    47444 1694440.000SH     SOLE              1521590.000
172850.000
                                                               300 10710.000SH       DEFINED 01          10710.000
Security Capital Group-B       COM              81413P204    38316 1909854.500SH     DEFINED 02
1909854.500
Simon Property Group, Inc.     COM              828806109    37606 1566915.000SH     SOLE              1340215.000
226700.000
                                                               491 20450.000SH       DEFINED 01          20450.000
Spieker Properties, Inc.       COM              848497103    61155 1220050.000SH     SOLE              1094350.000
125700.000
                                                               516 10300.000SH       DEFINED 01          10300.000
Starwood Hotels & Resorts Worl COM              85590A203     5515 156459.000SH      SOLE               156459.000
United Dominion Realty Trust   COM              910197102      146 13530.000SH       DEFINED 01          13530.000
Vornado Realty Trust           COM              929042109    41577 1085200.000SH     SOLE               955050.000
130150.000
                                                               553 14440.000SH       DEFINED 01          14440.000
Westfield America, Inc.        COM              959910100     3769 261050.000SH      SOLE               222350.000
38700.000
                                                               202 14020.000SH       DEFINED 01          14020.000
Wyndham International, Inc.    COM              983101106      411 235025.000SH      SOLE               235025.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     4712 200000.00SH       SOLE
200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     3964 166909.00SH       SOLE
166909.00
ARCHSTONE COMMUN PFD SER C 8.6                  039581400     2227 95800.00 SH       SOLE
95800.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     2355 102400.00SH       SOLE
102400.00
AVALONBAY COMMUN PFD SER F 9%                   053484507     5523 227150.00SH       SOLE
227150.00
AVALONBAY COMMUN PFD SER G 8.9                  053484606      819 33700.00 SH       SOLE
33700.00
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1143 45500.00 SH       SOLE
45500.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     2197 100700.00SH       SOLE
100700.00
DEVELOPERS DIVERS RLTY PFD DP                   251591301      348 15900.00 SH       SOLE
15900.00
DEVELOPERS DIVERS RLTY PFD SER                  251591509      476 22000.00 SH       SOLE
22000.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     2669 131000.00SH       SOLE
131000.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     7805 315335.00SH       SOLE
315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5331 218700.00SH       SOLE
218700.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L206     1237 50000.00 SH       SOLE
50000.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5161 199940.00SH       SOLE
199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1221 47400.00 SH       SOLE
47400.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L875     4481 181500.00SH       SOLE
181500.00
FEDERAL REALTY PFD SER A 7.95%                  313747404      320 16000.00 SH       SOLE
16000.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     1579 73860.00 SH       SOLE
73860.00
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE
250000.00
POST PPTYS PFD SER C 7.625%                     737464404      689 34900.00 SH       SOLE
34900.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3135 72900.00 SH       SOLE
72900.00
POST PROPERTIES PFD SER B 7.62                  737464305     4389 181000.00SH       SOLE
181000.00
PROLOGIS TRUST PFD SER A 9.40%                  743410201     1869 80400.00 SH       SOLE
80400.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     2298 51070.00 SH       SOLE
51070.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     1640 82000.00 SH       SOLE
82000.00
SIMON PPTYS PFD SER B 8.75%                     78462M207     4654 199122.00SH       SOLE
199122.00
SPIEKER PPTYS PFD SER B 9.45%                   848497202     2086 84476.00 SH       SOLE
84476.00
SPIEKER PPTYS PFD SER C 7.875%                  848497301     1711 73200.00 SH       SOLE
73200.00
SPIEKER PPTYS PFD SER E 8%                      848497400     2826 125600.00SH       SOLE
125600.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202      767 45800.00 SH       SOLE
45800.00
VORNADO REALTY TRUST PFD Ser B                  929042307     3674 173400.00SH       SOLE
173400.00
VORNADO REALTY TRUST PFD Ser C                  929042406     5712 263400.00SH       SOLE
263400.00